RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related party balances and transactions
Amount due from related parties	$ 7,019	$ 4,538
Amount due to related parties	3,692
Repayment of loan by related parties	140	$ 2,324
Non-interest bearing loans due from related parties	4,831
Two early-stage subsidiaries
Related party balances and transactions
Amount due from related parties	2,188
Amount due to related parties	$ 3,692